RISKS AND UNCERTAINTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RISKS AND UNCERTAINTIES
RISKS AND UNCERTAINTIES

14 - RISKS AND UNCERTAINTIES

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash. The Company places its cash with high quality credit institutions. At times, balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. All accounts at an insured depository institution are insured by the FDIC up to the standard maximum deposit insurance of $250,000 per institution. At June 30, 2022, aggregate cash balances did not exceed the insured limit.

14 - RISKS AND UNCERTAINTIES

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash. The Company places its cash with high quality credit institutions. At times, balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. All accounts at an insured depository institution are insured by the FDIC up to the standard maximum deposit insurance of $250,000 per institution. At December 31, 2021 and 2020, aggregate cash balances did not exceed the insured limit.